Business Combinations (Details)	8 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Business Combinations [Line Items]
Acquisition transaction expense	$ 50,000
Cash payment shares (in Shares) | shares	1,263,000
Increase of goodwill	$ 12,194,148
Amount of identifiable intangible asset	$ 1,257,000
Exercise price (in Dollars per share) | $ / shares	$ 10
Exercise period	2 years
Silicon Valley Bank [Member]
Business Combinations [Line Items]
Cash payment	$ 25,000
Cash payment shares (in Shares) | shares	1,263,000
Business Acquisition, Share Price (in Dollars per share) | $ / shares	$ 10
Common Stock [Member]
Business Combinations [Line Items]
Cash payment shares (in Shares) | shares	49,029